SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO MANAGED ACCOUNT
For the Wells Fargo CoreBuilder Shares - Series M (the “Fund”)

Lyle Fitterer, CFA has announced his intention to retire from Wells Capital Management Incorporated on July 1, 2019. He will continue to serve as a portfolio manager of the Fund through June 1, 2019. After June 1, 2019, all references to Lyle Fitterer, CFA in the Fund’s prospectus and Statement of Additional Information are hereby removed.

Effective immediately, Wendy Casetta and Terry J. Goode are added as portfolio managers to the Fund.

I. Prospectus
In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Wendy Casetta, Portfolio Manager / 2019
Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2008
Terry J. Goode, Portfolio Manager / 2019
Robert J. Miller, Portfolio Manager / 2008
Adrian Van Poppel, Portfolio Manager / 2018

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Wendy Casetta
Ms. Casetta joined Wells Capital Management or one of its predecessor firms in 1998, where she currently serves as a Senior Portfolio Manager with the Tax-Exempt Fixed Income team.

Terry J. Goode
Mr. Goode joined Wells Capital Management in 2002, where he currently serves as a Senior Portfolio Manager and was formerly Leader of the Tax-Exempt Research team.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Portfolio Manager
Wendy Casetta[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$10.91B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$1.87B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager
Terry J. Goode[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.83B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$343M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on March 28, 2019. The information presented for this Fund is as of December 31, 2018, at which time they were not a manager of the Fund.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Wendy Casetta[1]	CoreBuilder® Shares - Series M	$0
Terry J. Goode[1]	CoreBuilder® Shares - Series M	$0
1.	This portoflio manager was added to the Fund on March 28, 2019. The information presented for this Fund is as of December 31, 2018, at which time they were not a manager of the Fund.

March 28, 2019	CBM039/P1516SP